UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

AMIDEX™ FUNDS, INC.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road                Eagleville  PA       19403

(Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 610-666-8426

Date of fiscal year end:  05/31/2009

Date of reporting period: 11/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not  required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEMI-ANNUAL REPORT

November 30, 2008

AMIDEX
 M U T U A L    F U N D S

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (June 1, 2008) and held for the entire period of 06/01/08 through 11/30/08.  Please note however that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 06/01/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2008

Actual Fund Return (in parentheses)	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (-48.20%)	$1,000.00	$518.00	$11.26
Amidex35TM Israel Mutual Fund Class A (-48.29%)	1,000.00	517.10	11.26
Amidex35TM Israel Mutual Fund Class C (-48.46%)	1,000.00	515.40	14.06
AmidexTM Cancer Innovations & Healthcare Fund Class A (-6.84%)	1,000.00	931.60	24.94

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,010.23	$14.92
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,010.23	14.92
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,006.52	18.61
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	999.25	25.81

*Expenses are equal to the Funds’ annualized expense ratios of 2.96%, 2.96% and 3.70% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 5.15% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period,  multiplied by 183/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 1, 2008 were as follows:

AMIDEX35TM Israel Mutual Fund Class No-Load	2.96%
AMIDEX35TM Israel Mutual Fund Class A	2.95%
AMIDEX35TM Israel Mutual Fund Class C	3.71%
AMIDEXTM Cancer Innovations & Healthcare Fund Class A	5.49%

Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosure during the six months ended November 30, 2008.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566.  Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK - 46.64%

Biotechnology - 20.54%
Amgen, Inc. *	325	$18,050
Biogen Idec, Inc. *	475	20,097
Celgene Corp. *	600	31,260
Cell Therapeutics, Inc. *	2	–
Enzon Pharmaceuticals, Inc. *	100	491
Genentech, Inc. *	500	38,300
Genzyme Corp. *	346	22,151
Gilead Sciences, Inc. *	900	40,311
Human Genome Sciences, Inc. *	600	1,038
Immunomedics, Inc. *	100	178
Myriad Genetics, Inc. *	100	5,928
PDL BioPharma, Inc.	500	4,790
Vertex Pharmaceuticals, Inc. *	200	4,918
		187,512

Healthcare Products - 7.01%
Beckman Coulter, Inc.	200	8,716
Hologic, Inc. *	416	5,849
Johnson & Johnson	500	29,290
Varian Medical Systems, Inc. *	500	20,180
		64,035

Pharmaceuticals - 19.09%
Abbott Laboratories	400	20,956
AstraZeneca Plc. - ADR	600	22,638
Bristol-Myers Squibb Co.	800	16,560
Elan Corp. Plc. - ADR *	100	627
Eli Lilly & Co.	400	13,660
GlaxoSmithKline Plc. - ADR	500	17,220
Medarex, Inc. *	200	1,010
Merck & Co., Inc.	400	10,688
Novartis AG - ADR	450	21,114
Pfizer, Inc.	1,050	17,252
QLT, Inc. *	300	570
Schering-Plough Corp.	600	10,086
Valeant Pharmaceuticals International *	200	3,896
Wyeth	500	18,005
		174,282

TOTAL COMMON STOCK (Cost $483,697)		425,829

SHORT-TERM INVESTMENTS - 53.47%
Fidelity Institutional Money Market Fund, 2.34% ** (Cost $488,213)	488,213	$488,213

TOTAL INVESTMENTS (Cost $971,910) - 100.11%		$914,042
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11%)		(1,016)
NET ASSETS - 100%		$913,026

* Non-income producing security.
** Rate shown represents the rate at November 30, 2008, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
ISRAEL - 38.55%

COMMON STOCK - 38.55%

Banking & Insurance - 12.96%
Bank Hapoalim BM *	207,228	$403,075
Bank Leumi Le-Israel BM	215,616	463,796
Clal Insurance Enterprise Holdings Ltd.	8,756	53,409
Harel Insurance Investments & Finances Ltd.	3,000	86,194
Israel Discount Bank Ltd.	147,810	125,524
Migdal Insurance & Financial Holdings Ltd.	172,216	155,577
Mizrahi Tefahot Bank Ltd.	38,915	191,458
		1,479,033

Chemicals - 10.36%
Israel Chemicals Ltd.	166,335	968,490
Makhteshim-Agan Industries Ltd.	69,487	213,779
		1,182,269

Diversified Holdings - 6.24%
Africa Israel Investments Ltd.	7,651	83,649
Clal Industries and Investments Ltd.	6,977	13,649
Delek Group Ltd.	1,564	63,467
Discount Investment Corp.	11,860	96,195
Gazit Globe Ltd.	15,000	68,268
IDB Development Corp. Ltd.	8,629	54,148
IDB Holding Corp. Ltd.	3,248	45,644
Israel Corp. Ltd.	1,188	265,208
Kardan NV	6,600	21,614
		711,842

Food - 3.10%
Osem Investments Ltd.	19,084	218,352
Strauss Group Ltd.	14,000	135,266
		353,618

Oil & Gas - 0.88%
Oil Refineries Ltd.	260,000	100,483

Telecommunications - 5.01%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	571,285

TOTAL COMMON STOCK (Cost $5,412,345)		4,398,530

TOTAL ISRAEL (Cost $5,412,345)		$4,398,530

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
UNITED STATES - 61.95%

COMMON STOCK - 43.44%

Computer Hardware/Software - 7.07%
Check Point Software Technologies Ltd. *	33,695	$694,454
Electronics for Imaging, Inc. *	8,428	82,342
Verint Systems, Inc. *	5,000	30,000
		806,796

Defense Equipment - 1.68%
Elbit Systems Ltd.	5,198	191,754

Electronics - 0.20%
Orbotech Ltd. *	5,382	22,658

Medical Products - 0.51%
Given Imaging Ltd. *	4,010	36,611
Syneron Medical Ltd. *	3,000	21,930
		58,541

Pharmaceuticals - 17.33%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	1,976,961

Semiconductors - 0.59%
DSP Group, Inc. *	4,705	26,913
Zoran Corp. *	5,300	39,856
		66,769

Telecommunications - 14.48%
Alvarion Ltd. *	7,000	22,400
Amdocs Ltd. *	30,803	578,788
Cellcom Israel Ltd.	11,500	266,340
Comverse Technology, Inc. *	25,377	157,337
Nice Systems Ltd. - ADR *	5,000	111,500
Partner Communications Co. Ltd. - ADR	33,100	516,360
		1,652,725

Utilities - 1.58%
Ormat Technologies, Inc.	6,000	180,600

TOTAL COMMON STOCK (Cost $8,213,626)		$4,956,804

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
UNITED STATES - 61.95% (continued)

SHORT-TERM INVESTMENTS - 18.51%
Fidelity Institutional Money Market Fund, 2.34% ** (Cost $2,112,112)	2,112,112	$2,112,112

TOTAL UNITED STATES (Cost $10,325,738)		7,068,916

TOTAL INVESTMENTS (Cost $15,738,083) - 100.50%		$11,467,446
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.50%)		(56,892)
NET ASSETS - 100%		$11,410,554

* Non-income producing security.
** Rate shown represents the rate at November 30, 2008 is subject to change and resets daily.
ADR American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2008 (Unaudited)

AMIDEX35TM Israel Mutual Fund
Assets:
Investments, at market (cost: $15,738,083)	$11,467,446
Receivables:
Dividends	30,378
Interest	4,819
Fund shares sold	3,364
Prepaid expenses	26,817
Total assets	11,532,824

Liabilities:
Payables:
Fund shares purchased	70,694
Investment advisory and administrative fees	9,009
Fund accounting/transfer agency fees	10,549
Distribution fees	10,395
Other liabilities and accrued expenses	21,623
Total liabilities	122,270
Net Assets	$11,410,554

Net Assets consist of:
Common stock	$135
Additional paid-in capital	22,942,483
Accumulated net investment loss	(22,990)
Accumulated realized loss on investments	(7,238,502)
Net unrealized depreciation on investments	(4,270,572)

Total Net Assets (1,352,616 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$11,410,554

No-load class shares:
Net Assets applicable to 961,967 shares outstanding	$8,869,289
Net Asset Value, and offering price per share	$9.22

Redemption price per share No-load class *	$9.04

Class A shares:
Net Assets applicable to 267,920 shares outstanding	$1,903,028
Net Asset Value and redemption price per share	$7.10

Offering price per share Class A **	$7.51

Class C shares:
Net Assets applicable to 122,729 shares outstanding	$638,237
Net Asset Value and offering price per share	$5.20

Redemption price per share Class C ***	$5.15

*	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
**	A maximum sales charge of 5.50% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2008 (Unaudited)

AMIDEXTM Cancer Innovations & Healthcare Fund
Assets:
Investments, at market (cost: $971,910)	$914,042
Receivables:
Fund shares purchased	25
Dividends	1,141
Interest	923
Prepaid expenses	4,360
Total assets	920,491

Liabilities:
Payables:
Investment advisory and administrative fees	641
Fund accounting/transfer agency fees	740
Distribution fees	1,201
Other liabilities and accrued expenses	4,883
Total liabilities	7,465
Net Assets	$913,026

Net Assets consist of:
Common stock	$12
Additional paid-in capital	884,248
Accumulated net investment loss	(12,758)
Accumulated undistributed realized gain on investments	99,392
Net unrealized depreciation on investments	(57,868)

Total Net Assets (124,200 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$913,026

Class A shares:
Net Assets applicable to 124,200 shares outstanding	$913,026
Net Asset Value and redemption price per share	$7.35

Offering price per share Class A *	$7.78

*	A maximum sales charge of 5.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEX35TM Israel Mutual Fund

For the Six Months Ended November 30, 2008
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of: $40,722)	$204,977
Interest	30,445
Total investment income	235,422

Expenses:
Investment advisory fees	68,863
Distribution fees - No-load Class	16,585
Distribution fees - Class A	3,705
Distribution fees - Class C	4,920
Accounting and transfer agent fees	63,142
Legal fees	21,526
Audit fees	16,770
Registration fees	14,230
Custody fees	12,386
Insurance fees	9,047
Administrative fees	8,608
Out of pocket expenses	6,021
Miscellaneous	7,015
Trustee fees	3,588
Pricing fees	2,006
Total expenses	258,412

Net investment loss	(22,990)

Realized and unrealized loss on investments:
Net realized loss on investments	(277,334)
Net change in unrealized depreciation on investments	(10,490,875)
(10,768,209)

Net decrease in net assets resulting from operations	$(10,791,199)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEXTM Cancer Innovations & Healthcare Fund

For the Six Months Ended November 30, 2008
(Unaudited)
Investment income:
Dividends	$3,859
Interest	3,569
Total investment income	7,428

Expenses:
Investment advisory fees	3,127
Distribution fees - Class A	977
Accounting and transfer agent fees	3,038
Custody fees	3,194
Registration fees	2,773
Audit fees	2,427
Pricing fees	1,642
Legal fees	1,036
Miscellaneous	557
Out of pocket expenses	558
Trustee fees	173
Insurance fees	293
Administrative fees	391
Total expenses	20,186

Net investment loss	(12,758)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	25,778
Net change in unrealized depreciation on investments	(90,596)
(64,818)

Net decrease in net assets resulting from operations	$(77,576)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	Six Months Ended November 30, 2008	Year Ended May 31, 2008
Decrease in Net Assets	(Unaudited)
Operations:
Net investment loss	$(22,990)	$(5,500)
Net realized gain (loss) on investments	(277,334)	76,791
Net change in unrealized appreciation (depreciation) on investments	(10,490,875)	3,050,966
Net increase (decrease) in net assets resulting from operations	(10,791,199)	3,122,257

Distributions to shareholders from:
Net investment income	-	(12,529)

Increase in net assets from Fund share transactions (Note 2)	634,255	1,636,757

Total increase (decrease) in net assets	(10,156,944)	4,746,485

Net Assets:
Beginning of year	21,567,498	16,821,013
End of year	$11,410,554	$21,567,498
Accumulated undistributed net investment income (loss)	$(22,990)	$-

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEXTM Cancer Innovations & Healthcare Fund

	Six Months Ended November 30, 2008	Year Ended May 31, 2008
Increase in Net Assets	(Unaudited)
Operations:
Net investment loss	$(12,758)	$(25,244)
Net realized gain on investments	25,778	96,770
Net change in unrealized depreciation on investments	(90,596)	(122,712)
Net decrease in net assets resulting from operations	(77,576)	(51,186)

Distributions to shareholders from:
Net realized gain	-	(167,180)

Increase in net assets from Fund share transactions (Note 2)	317,566	13,757

Total increase (decrease) in net assets	239,990	(204,609)

Net Assets:
Beginning of year	673,036	877,645
End of year	$913,026	$673,036
Accumulated undistributed net investment income (loss)	$(12,758)	$-

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	For the Six Months Ended November 30, 2008		For the Year Ended May 31, 2008		For the Year Ended May 31, 2007		For the Year Ended May 31, 2006		For the Year Ended May 31, 2005		For the Year Ended May 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Year	$17.80		$15.19		$11.66		$10.56		$9.29		$7.76

Investment Operations:
Net investment income (loss) (a)	(0.02)		-	(b)	(0.01)		(0.17)		(0.15)		(0.19)
Net realized and unrealized gain (loss) on investments	(8.58)		2.60		3.54		1.27		1.42		1.72
Total from investment operations	(8.60)		2.60		3.53		1.10		1.27		1.53

Distributions:
From net investment income	-		(0.01)		-		-		-		-
Total distributions	-		(0.01)		-		-		-		-

Paid in capital from redemption fees	0.02		0.02		-	(c)	-	(c)	-	(c)	-

Net Asset Value, End of Year or Period	$9.22		$17.80		$15.19		$11.66		$10.56		$9.29

Total Return (d)	(48.20)%	(e)	17.24%		30.27%		10.42%		13.67%		19.72%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$8,870		$16,517		$13,388		$9,409		$9,489		$8,454
Ratio of expenses to average net assets:	2.96%	(f)	2.94%		3.40%		3.39%		3.53%		3.47%
Ratio of net investment income (loss) to average net assets:	(0.22)%	(f)	0.02%		(0.07)%		(1.53)%		(1.61)%		(2.21)%
Portfolio turnover rate	1.06%		1.07%		6.31%		0.00%		10.39%		14.62%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class A

	For the Six Months Ended November 30, 2008		For the Year Ended May 31, 2008		For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005	For the Year Ended May 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Year	$13.73		$11.75		$9.02	$8.17	$7.20	$6.02

Investment Operations:
Net investment income (loss) (a)	(0.01)		-	(b)	0.01	(0.13)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	(6.62)		2.00		2.72	0.98	1.09	1.33
Total from investment operations	(6.63)		2.00		2.73	0.85	0.97	1.18

Distributions:
From net investment income	-		(0.02)		-	-	-	-
Total distributions	-		(0.02)		-	-	-	-

Net Asset Value, End of Year or Period	$7.10		$13.73		$11.75	$9.02	$8.17	$7.20

Total Return (c)	(48.29)%	(d)	17.05%		30.27%	10.40%	13.47%	19.60%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$1,903		$3,771		$2,555	$2,899	$2,236	$3,085
Ratio of expenses to average net assets:	2.96%	(e)	2.93%		3.38%	3.40%	3.50%	3.48%
Ratio of net investment income (loss) to average net assets:	(0.23)%	(e)	0.00%		0.11%	(1.50)%	(1.61)%	(2.22)%
Portfolio turnover rate	1.06%		1.07%		6.31%	0.00%	10.39%	14.62%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class C

	For the Six Months Ended November 30, 2008		For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005	For the Year Ended May 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Year	$10.09		$8.68	$6.71	$6.13	$5.44	$4.58

Investment Operations:
Net investment loss (a)	(0.04)		(0.07)	(0.06)	(0.15)	(0.14)	(0.15)
Net realized and unrealized gain (loss) on investments	(4.85)		1.48	2.03	0.73	0.83	1.01
Total from investment operations	(4.89)		1.41	1.97	0.58	0.69	0.86

Net Asset Value, End of Year or Period	$5.20		$10.09	$8.68	$6.71	$6.13	$5.44

Total Return (b)	(48.46)%	(c)	16.24%	29.36%	9.46%	12.68%	18.78%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$638		$1,279	$878	$743	$645	$560
Ratio of expenses to average net assets:	3.70%	(d)	3.69%	4.15%	4.15%	4.29%	4.20%
Ratio of net investment loss to average net assets:	(1.00)%	(d)	(0.75)%	(0.88)%	(2.28)%	(2.51)%	(2.92)%
Portfolio turnover rate	1.06%		1.07%	6.31%	0.00%	10.39%	14.62%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	For the Six Months Ended November 30, 2008		For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005	For the Year Ended May 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Year	$7.89		$11.67	$10.95	$10.55	$10.32	$8.50

Investment Operations:
Net investment loss (a)	(0.13)		(0.35)	(0.38)	(0.36)	(0.32)	(0.34)
Net realized and unrealized gain (loss) on investments	(0.41)		(0.43)	1.71	0.76	0.69	2.16
Total from investment operations	(0.54)		(0.78)	1.33	0.40	0.37	1.82

Distributions:
From net realized capital gain	-		(3.00)	(0.61)	-	(0.14)	-
Total distributions	-		(3.00)	(0.61)	-	(0.14)	-

Net Asset Value, End of Year or Period	$7.35		$7.89	$11.67	$10.95	$10.55	$10.32

Total Return (b)	(6.84)%	(c)	(7.48)%	12.62%	3.79%	3.75%	21.41%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$913		$673	$878	$1,089	$1,064	$1,057
Ratio of expenses to average net assets:	5.15%	(d)	5.48%	4.66%	4.46%	4.45%	4.56%
Ratio of net investment loss to average net assets:	(3.26)%	(d)	(3.62)%	(3.40)%	(3.26)%	(3.33)%	(3.57)%
Portfolio turnover rate	0.00%		1.42%	0.00%	12.42%	2.14%	0.00%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a “Fund” and collectively the “Funds”).   The Funds are non-diversified Funds.  The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.  The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)      Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the fund values assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.   If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the fund's net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At November 30, 2008, no securities were valued as determined by the Board of Directors.

The Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”) on June 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by a Fund upon selling an asset or paid by a Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

SFAS No. 157—Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical asets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Amidex35TM Israel Mutual Fund	Securities	$ 11,467,446	$ 11,467,446	–	–
	Other Instruments	–	–	–	–
	Total	$ 11,467,446	$ 11,467,446	–	–

AmidexTM Cancer Innovations & Healthcare Fund	Securities	$ 914,042	$ 914,042	–	–
	Other Investments	–	–	–	–
	Total	$ 914,042	$ 914,042	–	–

b)      Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)      Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

        Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

        As of and during the period ended November 30, 2008, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

d)     Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

e)     Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)     Redemption fees and sales charges (loads)—Shareholders of AMIDEX35 TM Israel Mutual Fund No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.50% is imposed on Class A shares of the AMIDEX35 TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.  Shareholders of the AMIDEX35 TM Israel Mutual Fund Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within thirteen months following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  For the six months ended November 30, 2008, there were redemption fees of $14,761 paid to the AMIDEX35 TM Israel Mutual Fund and CDSC fees of $399 paid to the Adviser.

g)     Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.    CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the six months ended
November 30, 2008 were as follows:

	No-load
	Shares	Amount
Sold	146,802	$2,133,792
Redeemed	(112,633)	(1,456,987)
Net Increase	34,169	$676,805

	Class A
	Shares	Amount
Sold	36,360	$412,188
Redeemed	(43,040)	(429,397)
Net Decrease	(6,680)	$(17,209)

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

2.    CAPITAL SHARE TRANSACTIONS (continued)

	Class C
	Shares	Amount
Sold	27,171	$237,023
Redeemed	(31,204)	(262,364)
Net Decrease	(4,033)	$(25,341)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the six months ended November 30, 2008 were as follows:

	Class A
	Shares	Amount
Sold	61,456	$497,570
Redeemed	(22,577)	(180,004)
Net Increase	38,879	$317,566

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2008 were as follows:

	No-load
	Shares	Amount
Sold	189,982	$2,926,746
Reinvested	361	5,812
Redeemed	(143,851)	(2,175,623)
Net Increase	46,492	$756,935

	Class A
	Shares	Amount
Sold	125,237	$1,457,484
Reinvested	447	5,552
Redeemed	(68,596)	(811,256)
Net Increase	57,088	$651,780

	Class C
	Shares	Amount
Sold	33,459	$296,817
Redeemed	(7,786)	(68,775)
Net Increase	25,673	$228,042

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2008 were as follows:

	Class A
	Shares	Amount
Sold	23,697	$190,677
Reinvested	16,722	135,945
Redeemed	(30,286)	(312,865)
Net Increase	10,133	$13,757

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

3.   INVESTMENT TRANSACTIONS

For the six months ended November 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$1,452,528	$159,847
AMIDEXTM Cancer Innovations & Healthcare Fund	–	61,659

There were no government securities purchased or sold during the year.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC (“II”) to provide investment management services to the Funds.  II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds.  II also pays all expenses of marketing shares of the Funds and related bookkeeping.  Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets.  For the six months ended November 30, 2008, the AMIDEX35TM Israel Mutual Fund incurred $68,863 of advisory fees, with $8,007 remaining payable at November 30, 2008.  For the six months ended November 30, 2008, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $3,127 of advisory fees, with $570 remaining payable at November 30, 2008.

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Funds.  Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets.  For the six months ended November 30, 2008, the AMIDEX35TM Israel Mutual Fund incurred $8,608 of administrative fees, with $1,002 remaining payable at November 30, 2008.  For the six months ended November 30, 2008, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $391 of administrative fees, with $71 remaining payable at November 30, 2008.

One director of the Funds is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.  For its services, Matrix receives $11,000 per month which is allocated to the Funds based on their respective average daily net assets.  For the six months ended November 30, 2008, Matrix earned $66,180 with $11,289 remaining payable at November 30, 2008.

 Certain Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds.  Matrix serves as underwriter/distributor of the Funds.  Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated based on their respective average daily net assets.  Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record.  The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940.  For the six months ended November 30, 2008, Matrix received net distribution fees of $7,020 and $109 from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively.  For the six months ended November 30, 2008, Matrix received commissions from the sale of Fund shares of $651 and $2,220 from the AMIDEX35TM Israel Mutual Fund Class A and the AMIDEXTM Cancer Innovations & Healthcare Fund Class A, respectively.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders.  The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively.  The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001.  For the six months ended November 30, 2008, the AMIDEX35TM Israel Mutual Fund incurred $25,210 in 12b-1 fees with $10,395 remaining payable at November 30, 2008.  For the six months ended November 30, 2008, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $977 in 12b-1 fees with $1,201 remaining payable at November 30, 2008.

5.    TAX MATTERS

There were no distributions during the six months ended November 30, 2008 for the AMIDEX35TM Israel Mutual Fund or the AMIDEXTM Cancer Innovations & Healthcare Fund.

The tax character of distributions paid for the years ended May 31, 2008 and May 31, 2007 were as follows:

	2008
	Ordinary Income	Long-Term Capital Gains

AMIDEX35TM Israel Mutual Fund	$12,529	$-
AMIDEXTM Cancer Innovations & Healthcare Fund	-	167,180

	2007
	Ordinary Income	Long-Term Capital Gains
AMIDEXTM Cancer Innovations & Healthcare Fund	$-	$54,390

There were no distributions during the fiscal year ended May 31, 2007 for the AMIDEX35TM Israel Mutual Fund.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2008 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
AMIDEX35TM Israel Mutual Fund	$16,888,701	$2,730,893	$(8,152,148)	$(5,421,255)

AMIDEXTM Cancer Innovations & Healthcare Fund	$971,910	$93,551	$(151,419)	$(57,868)

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

5.   TAX MATTERS (continued)

The Funds’ tax basis capital gains are determined only at the end of each fiscal year.  As of May 31, 2008, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Cost of investments for tax purposes	$16,432,472	$640,988
Unrealized Appreciation / (Depreciation):
Gross Appreciation	10,268,432	147,531
Gross Depreciation	(5,198,747)	(114,803)
Net Unrealized Appreciation / (Depreciation)	$5,069,685	$32,728

Undistributed Long-term Capital Gain	-	73,614
Capital Loss Carryforwards	(5,810,550)	-
Distributable Earnings, Net	$(740,865)	$106,342

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the AMIDEX35TM Israel Mutual Fund.

As of May 31, 2008 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Expiring in: 2010	$(1,720,156)	$-
Expiring in: 2011	$(100,824)	$-
Expiring in: 2012	$(1,246,393)	$-
Expiring in: 2013	$(323,400)	$-
Expiring in: 2014	$(1,409,903)	$-
Expiring in: 2015	$(1,009,874)	$-

At May 31, 2008, the AMIDEX35 TM Israel Mutual Fund had available for federal income tax purposes unused capital loss carryforwards of $5,810,550, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

6.    CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies.  Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market.  All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market.  Investing in a single market sector may be riskier than investing in a variety of market sectors.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

7.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2008, AMERITRADE, Inc. and Merrill Lynch Pierce, Fenner & Smith, Inc. held 29.41% and 26.43% respectively, of AMIDEX35TM Israel Mutual Fund Class A shares in omnibus accounts for the sole benefit of their customers.  As of November 30, 2008, Merrill Lynch Pierce, Fenner & Smith, Inc. held 47.17% of AMIDEX35TM Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers.

As of November 30, 2008, Merrill Lynch Pierce, Fenner & Smith, Inc. held 53.41% of  AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares in an omnibus account for the sole benefit of their customers.

8.    LITIGATION

On May 31, 2006, a lawsuit was filed against II, the Adviser, and certain officers/shareholders of II.  The complaint was filed by previous shareholders of TransNations Investments, LLC, the Funds’ previous Investment Adviser.  The complaint does not involve the AMIDEXTM Funds, Inc. or any of the current independent directors of the Funds.  II believes that the pending lawsuit or settlement will not likely materially affect their ability to perform under their Advisory or Administrative Services Agreements with the Funds.

9.    COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT (Unaudited)

A Special Meeting was held by the AMIDEXTM Funds, Inc. Board of Directors (the “Board” or “Directors”) on August 28, 2008, called for the purpose of considering the renewal of the contracts between Index Investments, LLC (“II” or “Adviser”) and the Funds.  The meeting was attended in person by all Independent Directors and by the Chairman, Cliff Goldstein.  The Board, and by separate vote, the Independent Directors, unanimously took the following action;

The Funds' Board of Directors has approved the renewal of the Funds' Investment Advisory and Service Agreement and Administrative Agreement (the "Agreement") with II for an additional one-year term through September 20, 2009. Due to the small size of the Board, the full Board acted as the Funds' Contracts Committee and was composed of all of the Board's Independent Directors. In considering approval of the Agreement, the Directors reviewed a variety of materials relating to the Funds and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a "Peer Group"), performance information for a benchmark index for the Funds (each, a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser and its affiliated companies, including performance, fee and expense information regarding each Fund provided to the Directors on a quarterly basis throughout the year.

The Independent Directors began the process of reviewing information and considering approval of the Agreement in May. Prior to acting on the matter, the Independent Directors met with management to discuss responses to questions raised during the process.  In addition, the Independent Directors received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the agreement.

In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Funds, the  qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs and the financial and non-financial resources available to provide services  required under the Agreement.

In considering the reasonableness of the fee payable to the Adviser for managing the Funds, the Directors reviewed, among other things, financial statements of the Adviser  and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Funds over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Funds, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships on a Fund-by-Fund basis and as a group of Funds (the "Fund Family"). The Directors considered the current and anticipated asset levels of the Funds and the willingness of the Adviser to waive fees and pay expenses of the Funds from time to time to limit the total expenses of the Funds. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Funds is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to each Fund are reasonable.

The Directors concluded that the overall performance of the Funds has been satisfactory.  In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although the Funds’ management fees and total expenses are above the median for its peer group, such fees and expenses are within the range of fees and expenses of the peer group and consistent with reasonable expectations in light of the size of the Funds and the nature, quality and extent of the services provided by the Adviser. In this regard, the Directors noted that the Adviser has committed substantial resources to monitoring the valuation of portfolio securities and administering the Funds’ short-term trading fees in an effort to prevent the Funds from experiencing dilution from purchases and redemptions of Fund shares.

Based on all of the above-mentioned factors and related conclusions, with no single  factor or conclusion being determinative and with each Director not necessarily  attributing the same weight to each factor,  the Directors concluded that approval of the advisory agreement would be in the interests of the Funds and their shareholders. Accordingly, on August 25, 2008, the Directors, including all of the Independent Directors, voted to approve continuation of the Agreement with respect to the Funds.

1. Information Received

The current adviser, II, was approved directly by a vote of the shareholders in 2003.  Since then, the Board, during its regular and special meetings, has received a wide variety of materials relating to the services provided by II, including reports on the Funds’ investment results; portfolio composition; portfolio trading practices; shareholder services; policies and procedures, and other information relating to the nature, extent and quality of services provided by II to the Funds. In addition, the Board has requested and reviewed supplementary information that includes extensive materials regarding the Funds’ investment results, advisory fee and expense comparisons, financial and profitability information regarding II, resources and facilities, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

Review process – Throughout the year, the Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The committee discussed the renewal and amendment of the agreement with II representatives and in a private session at which no representatives of II were present.  In deciding to recommend the renewal and amendment of the agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

II, its personnel and its resources -- The Board considered the depth and quality of II's investment management  process, including its  research capabilities; the experience, capability and integrity of its senior management personnel, all of whom have been performing similar functions for the Funds for over six consecutive years; the low turnover  rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its  organizational structure  to address the recent  growth in assets under  management. The Board also considered that II made available a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered II's commitment to investing in information technology supporting investment management and compliance.  They further considered II's continuity and the commitment of its personnel to continue to attract and retain qualified personnel and to maintain and enhance its resources and systems.  The Board considered II’s creativity in responding to difficult situations, and considered the commitment of II personnel to finding alternatives and options that allow the Funds to maintain their goals despite relatively low assets under management.

Other services -- The Board considered II's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board specifically noted II’s commitment to continuing a complete prohibition on trading of portfolio stocks by II access personnel.  The Board also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by II to the Funds under the agreement and other agreements facilitated and coordinated by II, including the administrative, legal, and fund accounting and treasury functions.

The Board concluded that the nature, extent and quality of the services provided by II has benefited and will continue to benefit the Funds and their shareholders.

3. Investment performance

The Board considered the Funds’ unique designs and compositions, index methodologies and the investment results of the Funds in light of these compositions and objectives. They compared the AMIDEX35TM Israel Mutual Fund's total returns with the other foreign funds and indices, and other Israel specific investment funds. They compared the AMIDEXTM Cancer Innovations & Healthcare Fund’s performance to other healthcare funds and the Healthcare indices.  The Board noted that both of the Funds achieved investment results approximating their respective indices, and that II had maintained an acceptable correlation between the Fund portfolios and the respective indices.  The Board considered both Funds in comparison to the one, three and five-year periods ended May 31, 2008. As further confirmation of the Funds’ commitment to tracking their respective indices, the Board also observed that, for the one, three and five-year periods ending on May 31, 2008, both Funds ranked in the top thirty percent of their respective categories, despite relatively small asset bases. The Board concluded that II's performance record in managing the Funds indicates that its continued management will benefit the Funds and their shareholders.

4. Advisory fees and total expenses

The Board reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds. The Board observed that the Funds’ advisory fees have not increased in the last two years, and no increase was proposed for the current year.  The advisory fee itself is within the range of fees generally charged by foreign fund advisers and specialty fund advisers.  Total expenses of the Funds (each as a percentage of average net assets) were above the median expense levels of the other funds in both categories.  The Board noted that the small asset levels, coupled with increasing regulatory and related expenses, prevented realistic comparisons with other funds.  The Board and the committee concluded that given the very small asset levels of the Funds, it would be impossible for any adviser to operate the Funds at average cost levels, and that II had done an admirable job in keeping fees at the lowest possible levels consistent with the small asset levels and compliance with shareholder service and regulatory standards.  The Board was periodically updated by II on its repeated efforts to find other advisers or other platforms that might allow for more cost effective operation of such small funds.  The Board concluded that although fund expenses were higher than category averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the very small levels of assets under management.  The Board concluded that the fees charged by II for management of the portfolios were consistent with fees charged by comparable funds, but that total expense ratios were unavoidably higher than average due to small levels of assets under management.  Further, the Board considered that II’s total revenue, due to the limited assets under management, was quite limited, and it would be unlikely to find another competent and capable adviser willing to advise the funds for so limited an amount of revenue.  Hence, the Board concluded that continued contracting with II is in the best interests of the shareholders.

5. Adviser costs, level of profits and economies of scale

The Board reviewed information regarding II's costs of providing services to the Funds, as well as the resulting level of profits to II, noting that those costs were high due primarily to the low asset levels of the Funds.  The Board received information during the past year regarding the structure and manner in which II's investment professionals were compensated and II's view of the relationship of such compensation to the attraction and retention of quality personnel.  The Board considered II's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in the Funds’ advisory fee structure provide for reductions in the level of fees charged by II to the Funds as Fund assets increase, reflecting economies of scale in the cost of operations that are shared with Fund shareholders. The Board noted that II personnel have often gone for long periods of time with no pay or with pay substantially lower than industry averages, in order to allow for the continued operation of the Funds.  The Board concluded that the Funds’ cost structures were reasonable and that II was sharing economies of scale with the Funds and their shareholders, to their benefit.

6. Ancillary benefits

The Board and the committee considered a variety of other benefits received by II and its affiliates as a result of II's relationship with the Funds and with other entities and organizations, including fees for administrative services provided to certain share classes; fees paid to II's transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, and possible ancillary benefits due to II's affiliates. The Board reviewed II's portfolio trading practices, noting that II does not obtain third-party research or other services in return for allocating brokerage to any broker-dealers.  The Board noted that II does not participate in any ‘soft-dollar’ relationships in exchange for research or brokerage services.  The Board considered that with regard to the AMIDEX35TM Israel Mutual Fund, the principals of II have developed exceptional exposure and reputations as leading spokespersons on Israel stock investments, and hence, add great value to the Funds in terms of marketing opportunities and credibility.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to II by the Funds, and that the amendment and renewal of the Agreement was in the best interests of the Funds and their shareholders.

Moreover, the Board was apprised of the history of the efforts by II personnel this past year and for several previous years to find alternative advisers able and willing to continue to meet the investment goals of the Funds at similar management fee levels.  Although some advisers expressed interest in doing so, none proved to be financially capable of continuing uninterrupted operations of the Funds with such small amounts of assets under management.  On two prior occasions, advisers attempted to do so but failed.  The Board was satisfied with the accomplishments of II during the four years since II was elected by the shareholders as adviser to the Funds, and concluded that it was in the best interests of the shareholders to continue the relationship.

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

On December 26, 2008, the AMIDEXTM Cancer Innovations & Healthcare Fund declared a long-term capital gain distribution of $73,614 ($0.594467 per share), which was payable on December 29, 2008.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

ITEM 1.	REPORTS TO SHAREHOLDERS

The following is a copy of the semi-annual report to shareholders for the period ended November 30, 2008 pursuant to rule 30e-1 under the Investment Company Act of 1940.

ITEM 2.	CODE OF ETHICS.

Not applicable for semi annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENT

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.	EXHIBITS
(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President
Date:  January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President
Date: January 26, 2009

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr., Chief Accounting Officer
Date:  January 26, 2009